Commitments and Contingencies	9 Months Ended	12 Months Ended
	Oct. 31, 2020	Feb. 01, 2020
Commitments and Contingencies

14. Commitments and Contingencies

Technology Related Commitments and Other

As of October 31, 2020, we have obligations under technology related contractual commitments as well as other commitments, such as construction commitments, in the amount of $15.2 million. Of such commitments, approximately $12.7 million is payable in the next 12 months.

Commitments Related to Monitoring Agreement

As of October 31, 2020, we have obligations under the Monitoring Agreement, which include the termination fee upon completion of the IPO, in the amount of $13.3 million, of which $13.3 million is payable in the next 12 months (see Note 13).

Financial Guarantees

During the normal course of business, we enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against us that have not yet occurred. However, based on experience, we believe the risk of loss to be remote.

Legal Proceedings

We are a defendant or co-defendant in lawsuits, claims and demands brought by various parties relating to matters normally incident to our business. No individual case, or group of cases presenting substantially similar issues of law or fact, is expected to have a material effect on the manner in which we conduct our business or on our results of operations, financial position or liquidity. The majority of these cases are alleging product, premises, employment and/or commercial liability. Reserves have been established that we believe to be adequate based on our current evaluations and experience in these types of claim situations; however, the ultimate outcome of these cases cannot be determined at this time. We believe, taking into consideration our indemnities, insurance and reserves, the ultimate resolution of these matters will not have a material impact on our financial position, results of operations or cash flows.

Sponsorship Agreement and Intellectual Property Commitments

We periodically enter into sponsorship agreements generally with professional sports teams, associations, events, networks, or individual professional players and collegiate athletic programs in exchange for marketing and advertising promotions. We also enter into intellectual property agreements whereby the Company receives the right to use third-party owned trademarks typically in exchange for royalties on sales. These agreements typically contain a one to three-year term and contractual payment amounts required to be paid by the Company. As of October 31, 2020, we have $12.8 million in related commitments through 2027, of which $7.4 million is payable in the next 12 months.

New Academy Holding Company, LLC
Commitments and Contingencies
15.	Commitments and Contingencies

Technology Related Commitments and Other

As of February 1, 2020, we have obligations under technology related contractual commitments as well as other commitments, such as construction commitments, in the amount of $29.8 million. Of such commitments, approximately $20.6 million is payable in the next 12 months.

Commitments Related to Monitoring Agreement

As of February 1, 2020, we have obligations under the Monitoring Agreement (see Note 13) in the amount of $14.4 million, of which $4.1 million is payable in the next 12 months.

Financial Guarantees

During the normal course of business, we enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against us that have not yet occurred. However, based on experience, we believe the risk of loss to be remote.

Legal Proceedings

We are a defendant or co-defendant in lawsuits, claims and demands brought by various parties relating to matters normally incident to our business. No individual case, or group of cases presenting substantially similar issues of law or fact, is expected to have a material effect on the manner in which we conduct our business or on our consolidated results of operations, financial position or liquidity. The majority of these cases are alleging product, premises, employment and/or general liability. Reserves have been established that we believe to be adequate based on our current evaluations and experience in these types of claim situations; however, the ultimate outcome of these cases cannot be determined at this time. We believe, taking into consideration our indemnities, insurance and reserves, the ultimate resolution of these matters will not have a material impact on our financial position, results of operations or cash flows.

Sponsorship Agreements and Intellectual Property Commitments

We periodically enter into sponsorship agreements generally with professional sports teams, associations, events, networks or individual professional players and collegiate athletic programs in exchange for marketing and advertising promotions. We also enter into intellectual property agreements whereby the Company receives the right to use third-party owned trademarks typically in exchange for royalties on sales. These agreements typically contain a one to three-year term and contractual payment amounts required to be paid by the Company. As of February 1, 2020, we have $7.7 million in related commitments through 2027, of which $4.2 million is payable in next 12 months.